UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:

Funds Investor Services 1-800-822-5544
                         or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: March 31
Date of reporting period: September 30, 2009

ITEM 1.	REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / SEPTEMBER 30, 2009

Western Asset Massachusetts Municipal Money Market Fund

Managed by WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide income exempt from both regular federal income tax and Massachusetts personal income tax* from a portfolio of high-quality short-term municipal obligations selected for liquidity and stability of principal.

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

What’s inside

Letter from the chairman	I
Fund at a glance	1
Fund expenses	2
Schedule of investments	4
Statement of assets and liabilities	10
Statement of operations	11
Statements of changes in net assets	12
Financial highlights	13
Notes to financial statements	14

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

While the U.S. economy was weak during the first half of the six-month reporting period ended September 30, 2009, the lengthiest recession since the Great Depression finally appeared to have ended during the second half of the period.

Looking back, the U.S. Department of Commerce reported that fourth quarter 2008 U.S. gross domestic product (“GDP”)[i] contracted 5.4%. Economic weakness accelerated during the first quarter of 2009, as GDP fell 6.4%. However, the economic environment started to get relatively better during the second quarter, as GDP fell 0.7%. The economy’s more modest contraction was due, in part, to smaller declines in both exports and business spending. After contracting four consecutive quarters, the Commerce Department’s advance estimate for third quarter 2009 GDP growth was 3.5%. A variety of factors helped the economy to expand, including the government’s $787 billion stimulus program and its “Cash for Clunkers” car rebate program, which helped spur an increase in car sales.

Even before GDP advanced in the third quarter, there were signs that the economy was starting to regain its footing. As an example, the manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.9 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). While the PMI dipped to 52.6 in September, thirteen of the eighteen manufacturing industries the PMI tracks expanded during the month. In contrast, only eleven industries expanded in August.

The long-ailing housing market also saw some improvement during the reporting period. According to its most recent data, the S&P/Case-Shiller Home Price Indexiii indicated that home prices rose 1.6% in July 2009 versus the prior month. This marked the third straight monthly gain. In addition, the National Association of Realtors’ Pending Home Sales Indexiv rose 6.4% in August, the seventh consecutive monthly increase.

Western Asset Massachusetts Municipal Money Market Fund | I

Letter from the chairman continued

One area that remained weak—and could hamper the pace of economic recovery—was the labor market. While monthly job losses have moderated compared to earlier in the year, the unemployment rate rose to 9.8% in September 2009, its highest level in twenty-six years. Since December 2007, more than seven million jobs have been shed and there have been twenty-one consecutive months of job losses.

The Federal Reserve Board (“Fed”)[v] continued to pursue an accommodative monetary policy during the reporting period. After reducing the federal funds ratevi from 5.25% in August 2007 to a range of 0 to 1/4 percent in December 2008—a historic low—the Fed has maintained this stance thus far in 2009. In conjunction with its September 2009 meeting, the Fed said that it “will continue to employ a wide range of tools to promote economic recovery and to preserve price stability. The Committee will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Both short- and long-term Treasury yields fluctuated during the reporting period. This was often prompted by changing perceptions regarding the economy, future Fed policy decisions and the government’s initiatives to stabilize the financial system. When the period began, Treasury yields were extremely low, given numerous “flights to quality” that were triggered by the fallout from last year’s financial crisis. After starting the period at 0.81% and 2.71%, respectively, two- and ten-year Treasury yields then generally moved higher (and their prices lower) until early June. Two- and ten-year yields peaked at 1.42% and 3.98%, respectively, before falling and ending the reporting period at 0.95% and 3.31%, respectively. Over the six months ended September 30, 2009, longer-term yields moved higher than their shorter-term counterparts due to fears of future inflation given the government’s massive stimulus program. In a reversal from 2008, investor risk aversion faded during the six-month reporting period, driving spread sector (non-Treasury) prices higher.

During the reporting period, the yields available from tax-exempt money market instruments fluctuated and ultimately moved lower.

II | Western Asset Massachusetts Municipal Money Market Fund

Performance review

As of September 30, 2009, the seven-day current yield for Class A shares of Western Asset Massachusetts Municipal Money Market Fund was 0.01% and its seven-day effective yield, which reflects compounding, was 0.01%.[1]

Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers for Class A shares, the seven-day current yield would have been -0.26% and the seven-day effective yield would have been -0.26%.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

WESTERN ASSET MASSACHUSETTS MUNICIPAL MONEY MARKET FUND Yields as of September 30, 2009 (unaudited)

Seven-day current yield[1] — Class A Shares	0.01%
Seven-day effective yield[1] — Class A Shares	0.01%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers for Class A shares, the seven-day current yield and the seven-day effective yield would have been -0.26%.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset Massachusetts Municipal Money Market Fund | III

Letter from the chairman continued
A special note regarding increased market volatility

Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid—sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Fund prices and performance,
•	Market insights and commentaries from our portfolio managers, and
•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your fund

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

October 30, 2009

IV | Western Asset Massachusetts Municipal Money Market Fund

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please see the Fund’s prospectus for more information on these and other risks.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Pending Home Sales Index is an index created by the National Association of Realtors that tracks homes sales in which a contract is signed but the sale has not yet closed. The Index is a leading indicator of future existing home sales as it typically takes four to six weeks to close a sale after a contract has been signed.

[v]

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

vi

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

Western Asset Massachusetts Municipal Money Market Fund | V

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Fund at a glance† (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments

†

The bar graphs above represent the composition of the Fund’s investments as of September 30, 2009 and March 31, 2009. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Massachusetts Municipal Money Market Fund 2009 Semi-Annual Report | 1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2009 and held for the six months ended September 30, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]

	ACTUAL TOTAL RETURN[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO†‡	EXPENSES PAID DURING THE PERIOD[3]

Class A	0.01%	$1,000.00	$1,000.10	0.51%	$2.56

[1]	For the six months ended September 30, 2009.
[2]

Assumes the reinvestment of all distributions and including returns of capital gains, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to Class A annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

†	The Treasury Guarantee Program fees incurred by the Fund are included in the expense ratio. These fees are not covered by any expense cap currently in effect.
‡	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

2 | Western Asset Massachusetts Municipal Money Market Fund 2009 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]

	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO†‡	EXPENSES PAID DURING THE PERIOD[2]

Class A	5.00%	$1,000.00	$1,022.51	0.51%	$2.59

[1]	For the six months ended September 30, 2009.
[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to Class A annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

†	The Treasury Guarantee Program fees incurred by the Fund are included in the expense ratio. These fees are not covered by any expense cap currently in effect.
‡	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

Western Asset Massachusetts Municipal Money Market Fund 2009 Semi-Annual Report | 3

Schedule of investments (unaudited)
September 30, 2009

WESTERN ASSET MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 99.9%

	Education — 35.0%
$5,000,000	Massachusetts Health & Education University Revenue, TECP,
	Harvard University, 0.400% due 11/23/09	$5,000,000
9,500,000	Massachusetts School Building Authority, TECP, LOC-Bank of
	Nova Scotia, 0.400% due 12/8/09	9,500,000
	Massachusetts State DFA Revenue:
	Boston University:
6,800,000	LOC-Allied Irish Bank PLC, 0.270%, 10/1/09(a)	6,800,000
1,555,000	LOC-BNP Paribas, 0.250%, 10/1/09(a)	1,555,000
3,000,000	Buckingham Browne & Nichols School, LOC-JPMorgan Chase,
	0.370%, 10/1/09(a)	3,000,000
1,875,000	Eaglebrook School, LOC-Bank of America N.A., 0.320%, 10/7/09(a)	1,875,000
2,000,000	Harvard University, 0.350%, 10/1/09(a)	2,000,000
235,000	Smith College, 0.350%, 10/1/09(a)	235,000
3,455,000	St. Mark’s School, LOC-Bank of America, 0.320%, 10/1/09(a)	3,455,000
3,920,000	Wentworth Institute of Technology, LOC-JPMorgan Chase,
	0.370%, 10/1/09(a)	3,920,000
	Massachusetts State HEFA:
	Revenue:
1,100,000	Harvard University, 0.200%, 10/7/09(a)	1,100,000
1,100,000	Massachusetts Institute of Technology, 0.350%, 10/1/09(a)	1,100,000
7,200,000	Suffolk University, LOC-TD Bank N.A., 0.320%, 10/1/09(a)	7,200,000
845,000	Wellesley College, 0.250%, 10/1/09(a)	845,000
9,000,000	Williams College, 0.530% due 4/7/10(b)	9,000,000
	Refunding:
5,105,000	Amherst College, 0.250%,10/1/09(a)	5,105,000
2,800,000	Boston University, LOC-State Street Bank & Trust Co.,
	0.220%, 10/7/09(a)	2,800,000
2,100,000	Harvard University, 0.300%, 10/1/09(a)	2,100,000
7,500,000	Wellesley College, 0.250%, 10/1/09(a)	7,500,000

	Total Education	74,090,000

	General Obligation — 22.5%
1,100,000	Boston, MA, GO, 5.000% due 3/1/10	1,120,760
2,730,000	Cambridge, MA, GO, 3.000% due 2/1/10	2,753,313
	Commonwealth of Puerto Rico, GO:
1,000,000	FSA, SPA-Dexia Bank, 0.490%, 10/1/09(a)	1,000,000
5,400,000	FSA, SPA-Dexia Credit Local, 0.500%, 10/1/09(a)	5,400,000
3,000,000	Public Improvements, FSA, SPA-JPMorgan Chase, 0.500%, 10/1/09(a)	3,000,000
9,000,000	Malden, MA, GO, BAN, 1.750% due 4/30/10	9,059,467
	Massachusetts State, GO:
1,535,000	Central Artery, SPA-Landesbank Baden-Wuerttemburg,
	0.390%, 10/1/09(a)	1,535,000
7,615,000	Refunding, SPA-Landesbank Hessen-Thuringen, 0.350%, 10/1/09(a)	7,615,000
9,223,362	Northborough, MA, GO, BAN, 1.500% due 4/30/10	9,273,726

See Notes to Financial Statements.

4 | Western Asset Massachusetts Municipal Money Market Fund 2009 Semi-Annual Report

WESTERN ASSET MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	General Obligation — 22.5% continued
$2,000,000	Princeton, MA, GO, BAN, 1.500% due 1/6/10	$2,002,885
5,000,000	Whitman, MA, GO, BAN, 1.750% due 5/7/10	5,033,509

	Total General Obligation	47,793,660

	Health Care — 13.3%
2,425,000	Great Brook Valley Health, LOC-TD Banknorth N.A., 0.320%, 10/7/09(a)	2,425,000
300,000	Harvard Vanguard Medical Associates, LOC-Bank of America,
	0.300%, 10/1/09(a)	300,000
9,060,000	Massachusetts State DFA Revenue, Notre Dame Health Care Center,
	LOC-KBC Bank NV, 0.450%, 10/1/09(a)	9,060,000
	Massachusetts State HEFA Revenue:
600,000	Capital Asset Program, LOC-Bank of America, 0.300%, 10/1/09(a)	600,000
7,280,000	CIL Realty Massachusetts, LOC-HSBC Bank USA N.A., 0.200%, 10/7/09(a)	7,280,000
	Partners Healthcare Systems:
6,370,000	0.250%, 10/1/09(a)	6,370,000
1,875,000	SPA-JPMorgan Chase, 0.300%, 10/1/09(a)	1,875,000
300,000	South Shore Property Inc., LOC-Wachovia Bank N.A., 0.320%, 10/1/09(a)	300,000

	Total Health Care	28,210,000

	Housing: Multi-Family — 2.9%
2,600,000	Massachusetts State DFA, MFH, Archstone Readstone,
	LOC-Bank of America N.A., 0.420%, 10/1/09(a)(c)	2,600,000
3,500,000	Massachusetts State HFA, Housing Revenue, FSA, SPA-Dexia Credit Local,
	0.300%, 10/7/09(a)	3,500,000

	Total Housing: Multi-Family	6,100,000

	Housing: Single Family — 3.4%
	Massachusetts State HFA, Housing Revenue:
5,095,000	FSA, SPA-Dexia Credit Local, 0.430%, 10/7/09(a)(c)	5,095,000
2,180,000	LOC-Lloyds TSB Bank PLC, 0.370%, 10/1/09(a)(c)	2,180,000

	Total Housing: Single Family	7,275,000

	Industrial Revenue — 3.6%
	Massachusetts State DFA Revenue:
4,865,000	Clark University, LOC-TD Banknorth N.A., 0.260%, 10/7/09(a)	4,865,000
1,830,000	Horner Millwork Corp., LOC-Bank of America, 0.600%, 10/7/09(a)(c)	1,830,000
880,000	IDR, Salema Family Limited Partnership, LOC-Fleet National Bank,
	0.550%, 10/7/09(a)(c)	880,000

	Total Industrial Revenue	7,575,000

	Miscellaneous — 8.1%
	Massachusetts State DFA Revenue:
1,715,000	Judge Rotenburg Educational Center, LOC-Fleet National Bank,
	0.320%, 10/7/09(a)	1,715,000
4,865,000	Marine Biological Laboratory, LOC-JPMorgan Chase, 0.370%, 10/1/09(a)	4,865,000
7,000,000	Massachusetts State HEFA Revenue, Museum of Fine Arts,
	SPA-Bank of America N.A., 0.270%, 10/1/09(a)	7,000,000

See Notes to Financial Statements.

Western Asset Massachusetts Municipal Money Market Fund 2009 Semi-Annual Report | 5

Schedule of investments (unaudited) continued
September 30, 2009

WESTERN ASSET MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Miscellaneous — 8.1% continued
$3,500,000	Massachusetts State IFA Revenue, Whitehead Institute Biomed Research,
	SPA-Bank of America, 0.450%, 10/7/09(a)	$3,500,000

	Total Miscellaneous	17,080,000

	Solid Waste/Resource Recovery — 3.0%
6,300,000	Massachusetts State DFA, Solid Waste Disposal Revenue, Newark Group
	Project, LOC-Wachovia Bank N.A, 0.550%, 10/7/09(a)(c)	6,300,000

	Tax Allocation — 0.1%
200,000	Commonwealth of Puerto Rico, GO, FSA, SPA-Dexia Credit Local,
	0.500%, 10/1/09(a)	200,000

	Transportation — 3.5%
	Massachusetts Bay Transportation Authority:
1,765,000	General Transportation System, SPA-Landesbank Baden-Wurttemberg,
	0.330%, 10/7/09(a)	1,765,000
600,000	Sales Tax Revenue, SPA-JPMorgan Chase, 0.250%, 10/7/09(a)	600,000
5,000,000	Massachusetts Port Authority, TECP, LOC-Bank of New York,
	0.400% due 1/12/10	5,000,000

	Total Transportation	7,365,000

	Water & Sewer — 4.5%
	Massachusetts State Water Resources Authority:
5,465,000	Multi-Modal, Subordinated, Refunding, LOC-Landesbank
	Hessen-Thuringen, 0.330%, 10/1/09(a)	5,465,000
4,090,000	SPA-Dexia Credit Local, 0.360%, 10/7/09(a)	4,090,000

	Total Water & Sewer	9,555,000

	TOTAL INVESTMENTS — 99.9%(Cost — $211,543,660#)	211,543,660
	Other Assets in Excess of Liabilities — 0.1%	274,795

	TOTAL NET ASSETS — 100.0%	$211,818,455

(a)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
BAN	—	Bond Anticipation Notes
CIL	—	Corporation for Independent Living
DFA	—	Development Finance Agency
FSA	—	Financial Security Assurance - Insured Bonds
GO	—	General Obligation
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Authority
IDR	—	Industrial Development Revenue
IFA	—	Industrial Finance Agency
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
SPA	—	Standby Bond Purchase Agreement - Insured Bonds
TECP	—	Tax Exempt Commercial Paper

See Notes to Financial Statements.

6 | Western Asset Massachusetts Municipal Money Market Fund 2009 Semi-Annual Report

WESTERN ASSET MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

RATINGS TABLE* (unaudited)
S&P/Moody’s**
A-1	59.3%
VMIG 1	22.6
MIG 1	7.7
AAA/Aaa	5.6
SP-1	4.3
AA/Aa	0.5

100.0%

*	As a percentage of total investments.
**	S&P primary rating; Moody’s secondary.

See pages 8 and 9 for definitions of ratings.

See Notes to Financial Statements.

Western Asset Massachusetts Municipal Money Market Fund 2009 Semi-Annual Report | 7

Bond ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

8 | Western Asset Massachusetts Municipal Money Market Fund 2009 Semi-Annual Report

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
NR	—	Indicates that the bond is not rated by Standard & Poor’s and Moody’s.

Short-term security ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature- VRDO.
MIG 1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Western Asset Massachusetts Municipal Money Market Fund 2009 Semi-Annual Report | 9

Statement of assets and liabilities (unaudited)
September 30, 2009

ASSETS:
Investments, at value	$211,543,660
Cash	50,397
Interest receivable	272,405
Prepaid expenses	13,089

Total Assets	211,879,551

LIABILITIES:
Investment management fee payable	19,452
Distribution fees payable	18,005
Trustees’ fees payable	6,277
Distributions payable	448
Accrued expenses	16,914

Total Liabilities	61,096

TOTAL NET ASSETS	$211,818,455

NET ASSETS:
Par value (Note 4)	$2,117
Paid-in capital in excess of par value	211,819,509
Accumulated net realized loss on investments	(3,171)

TOTAL NET ASSETS	$211,818,455

Shares Outstanding	211,708,614
Net Asset Value	$1.00

See Notes to Financial Statements.

10 | Western Asset Massachusetts Municipal Money Market Fund 2009 Semi-Annual Report

Statement of operations (unaudited)
For the Six Months Ended September 30, 2009

INVESTMENT INCOME:
Interest	$636,416

EXPENSES:
Investment management fee (Note 2)	531,163
Distribution fees (Note 2)	118,036
Treasury Guarantee Program fees (Note 9)	66,816
Registration fees	24,630
Shareholder reports	24,235
Audit and tax	13,015
Transfer agent fees	11,632
Legal fees	10,680
Insurance	4,862
Trustees’ fees	2,637
Custody fees	1,014
Miscellaneous expenses	2,950

Total Expenses	811,670
Less: Fee waivers and/or expense reimbursements (Note 2)	(208,829)

Net Expenses	602,841

NET INVESTMENT INCOME	33,575

INCREASE IN NET ASSETS FROM OPERATIONS	$33,575

See Notes to Financial Statements.

Western Asset Massachusetts Municipal Money Market Fund 2009 Semi-Annual Report | 11

Statements of changes in net assets

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009 (unaudited)
AND THE YEAR ENDED MARCH 31, 2009	September 30	March 31

OPERATIONS:
Net investment income	$33,575	$3,450,632

Increase in Net Assets From Operations	33,575	3,450,632

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(33,575)	(3,450,632)

Decrease in Net Assets From Distributions to Shareholders	(33,575)	(3,450,632)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	223,527,821	1,062,032,688
Reinvestment of distributions	32,945	3,332,411
Cost of shares repurchased	(265,846,496)	(1,111,239,172)

Decrease in Net Assets From Fund Share Transactions	(42,285,730)	(45,874,073)

DECREASE IN NET ASSETS	(42,285,730)	(45,874,073)

NET ASSETS:
Beginning of period	254,104,185	299,978,258

End of period	$211,818,455	$254,104,185

See Notes to Financial Statements.

12 | Western Asset Massachusetts Municipal Money Market Fund 2009 Semi-Annual Report

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES	2009	[1]	2009	2008	2007 [2]	2006 [2]	2005 [2]

NET ASSET VALUE, BEGINNING OF PERIOD	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.000	[3]	0.011	0.028	0.030	0.021	0.008
Net realized gain (loss)	—		—	(0.000)[3]	0.000 [3]	0.000 [3]	—

Total income from operations	0.000	[3]	0.011	0.028	0.030	0.021	0.008

LESS DISTRIBUTIONS FROM:
Net investment income	(0.000)[3]		(0.011)	(0.028)	(0.030)	(0.021)	(0.008)
Net realized gains	—		—	(0.000)[3]	(0.000)[3]	—	—

Total distributions	(0.000)[3]		(0.011)	(0.028)	(0.030)	(0.021)	(0.008)

NET ASSET VALUE, END OF PERIOD	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total return[4]	0.01%		1.12%	2.84%	3.01%	2.10%	0.81%

NET ASSETS, END OF PERIOD (MILLIONS)	$212		$254	$300	$261	$202	$183

RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.69%[5,6]		0.62%[6]	0.61%	0.61%[7]	0.64%	0.64%
Net expenses[8]	0.51	[5,6,9,10]	0.62 [6]	0.61 [11]	0.61 [7,9]	0.64 [9]	0.64 [9]
Net investment income	0.03	[5]	1.14	2.74	2.96	2.09	0.79

[1]	For the six months ended September 30, 2009 (unaudited).
[2]	Per share amounts have been calculated using the average shares method.
[3]	Amount represents less than $0.0005 per share.
[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]

Included in the expense ratios are the Treasury Guarantee Program fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.63% and 0.45% for the six months ended September 30, 2009 and would both have been 0.60% for the year ended March 31, 2009, respectively.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.61% and 0.60%, respectively.

[8]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.80%.
[9]	Reflects fee waivers and/or expense reimbursements.
[10]	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.
[11]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

Western Asset Massachusetts Municipal Money Market Fund 2009 Semi-Annual Report | 13

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Massachusetts Municipal Money Market Fund (the “Fund”) is a separate non-diversified series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through November 19, 2009, the issuance date of the financial statements.

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

The Fund has adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

14 | Western Asset Massachusetts Municipal Money Market Fund 2009 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Short-term investments†	—	$ 211,543,660	—	$211,543,660

† See the Schedule of Investments for additional detailed categorizations.

(b) Fund concentration. Since the Fund invests primarily in obligations of issuers within Massachusetts, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Massachusetts.

(c) Credit and market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to shareholders. Distributions on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies.

Western Asset Massachusetts Municipal Money Market Fund 2009 Semi-Annual Report | 15

Notes to financial statements (unaudited) continued

Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over 10 billion	0.350

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

During the six months ended September 30, 2009, the Fund’s Class A shares had a voluntary expense limitation in place of 0.80%.

The manager has voluntarily undertaken to limit Fund expenses in order to maintain a minimum yield of 0.01%. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

16 | Western Asset Massachusetts Municipal Money Market Fund 2009 Semi-Annual Report

During the six months ended September 30, 2009, LMPFA waived a portion of its fee in the amount of $208,829.

The manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Fund’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

The Fund has adopted a Rule 12b-1 distribution and service plan under the 1940 Act, and under that plan, the Fund is authorized to pay a monthly fee at an annual rate not to exceed 0.10% of the Fund’s average daily net assets. The fee is calculated daily and paid monthly. For the six months ended September 30, 2009, the distribution and/or service fees paid amounted to $118,036.

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Operations under Trustees’ fees and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2006. This change will have no effect on fees previously deferred. As of September 30, 2009, the Fund had accrued $1,187 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Section 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2009, the Fund did not invest in Swaps, Options or Futures and does not have any intention to do so in the future.

4. Shares of beneficial interest

At September 30, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Western Asset Massachusetts Municipal Money Market Fund 2009 Semi-Annual Report | 17

Notes to financial statements (unaudited) continued

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statement of Changes in Net Assets for the corresponding capital shares transactions.

5. Capital loss carryforward

As of March 31, 2009, the Fund had a net capital loss carryforward of approximately $3,171, of which $3,152 expires in 2016 and $19 expires in 2017. These amounts will be available to offset any future taxable capital gains.

6. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent: that First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from

18 | Western Asset Massachusetts Municipal Money Market Fund 2009 Semi-Annual Report

violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

7. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make

Western Asset Massachusetts Municipal Money Market Fund 2009 Semi-Annual Report | 19

Notes to financial statements (unaudited) continued

undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed an appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 6. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the

20 | Western Asset Massachusetts Municipal Money Market Fund 2009 Semi-Annual Report

funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

8. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset / CitiSM New York Tax Free Reserves (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of

Western Asset Massachusetts Municipal Money Market Fund 2009 Semi-Annual Report | 21

Notes to financial statements (unaudited) continued

action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on February 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

9. Treasury guarantee

The Fund elected to participate in the U.S. Treasury Department’s Temporary Guarantee Program for money market funds (the “Guarantee Program”). Under the Guarantee Program, the U.S. Treasury guaranteed the $1.00 per share value of fund shares outstanding as of September 19, 2008, subject to certain terms and limitations.

Only shareholders who held shares as of September 19, 2008 were eligible to participate in the guarantee. Those shareholders were able to purchase and redeem shares in their account during the period covered by the Guarantee Program. However, the number of shares covered by the guarantee could not have exceeded the number of shares held by the shareholder at the close of business on September 19, 2008. Thus, to the extent the overall value of a shareholder’s account increased after September 19, 2008, the amount of the increase would not have been covered by the guarantee.

The initial term of the Guarantee Program terminated on December 18, 2008, but was extended by the Treasury Department until April 30, 2009. The Treasury Department had further extended the Guarantee Program through September 18, 2009. The Fund elected to participate in these extensions.

In order to participate in the Guarantee Program during the initial term, the Fund paid a participation fee of 0.01% of the Fund’s net asset value as of September 19, 2008. The fee for participation in each extension was 0.015%. These fees were not covered by any expense cap currently in effect.

The Guarantee Program expired as of the close of business on September 18, 2009.

22 | Western Asset Massachusetts Municipal Money Market Fund 2009 Semi-Annual Report

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Western Asset Massachusetts Municipal Money Market Fund

Trustees	Distributor
Elliott J. Berv	Legg Mason Investor Services, LLC
A. Benton Cocanougher
Jane F. Dasher	Custodian
Mark T. Finn	State Street Bank and Trust Company
R. Jay Gerken, CFA
Chairman	Transfer agent
Rainer Greeven	Boston Financial Data Services, Inc.
Stephen R. Gross	2 Heritage Drive
Richard E. Hanson, Jr.	Quincy, Massachusetts 02171
Diana R. Harrington
Susan M. Heilbron	Independent registered
Susan B. Kerley	public accounting firm
Alan G. Merten	KPMG LLP
R. Richardson Pettit	345 Park Avenue
New York, NY 10154
Investment manager
Legg Mason Partners Fund
Advisor, LLC

Subadviser
Western Asset Management
Company

Western Asset Massachusetts Municipal Money Market Fund

The Fund is a separate investment series of Legg Mason Partners Money Market Trust, a Maryland business trust.

WESTERN ASSET MASSACHUSETTS MUNICIPAL MONEY MARKET FUND Legg Mason Funds 55 Water Street New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Massachusetts Municipal Money Market Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC WASX010410 11/09 SR09-939

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d- 15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half- year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date:	November 27, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date:	November 27, 2009

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Money Market Trust

Date:	November 27, 2009